ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Summary of Accounts Receivables, Net

Accounts receivable, net consisted of the following:

	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Accounts receivable - third parties	192,744	245,276	216,069
Allowance for doubtful accounts - third parties	(15,512)	(43,104)	(57,344)
Accounts receivable - third parties, net	177,232	202,172	158,725

Accounts receivable – related parties	10,751	13,740	320
Allowance for doubtful accounts – related parties	(543)	(1,298)	(16)
Accounts receivable – related parties	10,208	12,442	304

Summary of Movement of Allowance for Doubtful Accounts Including both Account Receivables Due from Third Parties and Related Parties

The movement of the allowance for doubtful accounts including both account receivables due from third parties and a related party is as follows:

	Year ended December 31,
Allowance for doubtful accounts - third parties	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	17,844	15,512	43,104
Additions charged to bad debt expense	2,255	27,592	14,526
Write-off	(4,587)	-	(286)
Balance at the end of the year	15,512	43,104	57,344

	Year ended December 31,
Allowance for doubtful accounts –related parties	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	56	543	1,298
Additions charged to bad debt expense	487	755	(1,282)
Balance at the end of the year	543	1,298	16

Summary of Aging Analysis of Allowance for Doubtful Accounts

The aging analysis table of allowance for doubtful accounts is as follows:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Within 1 year	(9,081)	(9,998)	(8,354)
Thereafter	(6,431)	(33,106)	(48,990)
Allowance for doubtful accounts - third parties	(15,512)	(43,104)	(57,344)

Within 1 year	(543)	(1,298)	(16)
Allowance for doubtful accounts - related parties	(543)	(1,298)	(16)